Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Legend Biotech Corporation ( “Legend Biotech”, “Legend”, “we”, “our”, “ours”, “us”, or the “Company”) is filing this Amendment No. 1 on Form 20-F/A (the “Form 20-F/A”, “Amendment No. 1”, or “Amended Annual Report”) to the Annual Report on Form 20-F for the fiscal year ended December 31, 2021, which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 31, 2022 (the “Original 20-F”) to (i) address comments from the staff of the Division of Corporation Finance of the SEC on the Original 20-F and (ii) to amend and restate (the “Restatement”) its audited financial statements as at December 31, 2021 and 2020 and for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 (the “Audited Affected Financials”). Background of the Restatement As previously reported, on October 19, 2022, the audit committee (the “Audit Committee”) of Legend Biotech, based on the recommendation of, and after consultation with, the Company’s management, concluded that the Company’s previously issued Audited Affected Financials and the Company’s financial statements for the interim period ended March 31, 2022 should no longer be relied upon. The Company determined that the original valuation of the commercial license for cilta-cel (the “Commercial License”) pursuant to its worldwide collaboration and license agreement with Janssen Biotech, Inc. (“Janssen”) was understated and was a single performance obligation and, as a result, the accounting for revenue recognition in the Audited Affected Financials was materially incorrect. As a result of the Restatement, the Company has concluded there was a material weakness in its internal control over financial reporting as of December 31, 2021, and its disclosure controls and procedures were not effective. See additional discussion included in Part II, Item 15 of this Amended Annual Report. The Restatement adjustments also affect periods prior to the Original 20-F and such adjustments have been reflected in the restated opening stockholders’ equity balances as of January 1, 2019. Also, as previously disclosed, management determined that its report regarding the effectiveness of the Company’s internal controls over financial reporting (“ICFR”) contained in the Original 20-F, and Ernst & Young Hua Ming LLP (“EYHM”), the Company’s independent registered accounting firm as of December 31, 2021, has determined its opinion relating to the effectiveness of the Company’s ICFR as of December 31, 2021 included in the Original 20-F, should not be relied upon. The impact of the Restatement is more fully described in Note 2.2 to the Company’s restated consolidated financial statements included in Part III, Item 18 of this Amended Annual Report. Items Amended This Form 20-F/A includes changes to: (1) Part I, Item 3 – Key Information, including Item 3D – Risk Factors, (2) Part I, Item 4 – Information on the Company, (3) Part I, Item 5 – Operating and Financial Review and Prospects, (4) Part II, Item 15 – Controls and Procedures, (5) Part III, Item 18 – Financial Statements and (6) Part III, Item 19 – Exhibits. See below and 2.2 Restatement of Previously Issued Consolidated Financial Statements of the Notes to Consolidated Financial Statements in Part III, Item 18 of this Form 20-F/A for a detailed discussion of the changes made as a result of the Restatement. As required by Rule 12b-15 under the Securities and Exchange Act, as amended, Part III Item 19 of the Original 20-F has been amended to include updated certifications from Legend Biotech’s principal executive officer and principal financial officer pursuant to Sections 906 and 302 of the Sarbanes-Oxley Act of 2002, which are attached to this Form 20-F/A as Exhibits 12.1, 12.2, 13.1 and 13.2, respectively. Except as otherwise noted, this Amendment No. 1 does not amend, update or change any other disclosures in the Original 20-F and does not reflect events occurring after the filing of the Original 20-F. Among other things, forward-looking statements made in the Original 20-F have not been revised to reflect events, results or developments that occurred or facts that became known to us after the date of the Original 20-F, other than with respect to the Restatement, and such forward-looking statements should be read in conjunction with our filings with the SEC, including those subsequent to the filing of the Original 20-F. Substantially concurrently with the filing of this Amendment No. 1, the Company is filing an amendment to its Form 6-K related to the Company’s interim financial information for the three months ended March 31, 2022.
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	LEGEND BIOTECH CORPORATION
Entity Central Index Key	0001801198
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	308,456,852
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	LEGN
Security Exchange Name	NASDAQ
Entity File Number	001-39307
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Legend Biotech Corporation
Entity Address, Address Line Two	2101 Cottontail Lane
Entity Address, City or Town	Somerset
Entity Address, Country	KY
Entity Address, Postal Zip Code	NJ 08873
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1408
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Shanghai, the People’s Republic of China
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing two ordinary shares, par value $0.0001 per share
Trading Symbol	LEGN
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Legend Biotech Corporation
Entity Address, Address Line Two	2101 Cottontail Lane
Entity Address, City or Town	Somerset
Entity Address, Postal Zip Code	08873
Contact Personnel Name	Ying Huang
Entity Address, State or Province	NJ
City Area Code	737
Local Phone Number	317-5050